Taxation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current taxes	$ 2,473	$ 28,567	$ 45,109	$ 91,484
Deferred income taxes	3,924	(11,908)	(4,440)	(2,366)
Total taxes	6,397	$ 16,659	40,669	$ 89,118
Deferred tax liabilities	127,923		127,923		$ 137,106
Increase (decrease) in income tax liabilities			(17,500)
Estimated current tax expense from recognition of Pillar Two taxes			4,600
Income tax payable	$ 58,100		58,100
IHS Latam Group
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of impairment of goodwill			0
Nigeria, Nairas
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase (decrease) in income tax liabilities through movements in uncertain tax positions due to currency devaluation			$ (10,800)